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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               --------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shamrock Capital Advisors, Inc.
Address: 4444 W. Lakeside Drive
         Burbank, CA 91505

Form 13F File Number: 28-12223

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory S. Martin
Title: CFO and Treasurer of Shamrock Partners Activist Value Fund, L.L.C.
       The Managing Member of the Reporting Manager
Phone: (818) 845-4444

Signature, Place, and Date of Signing:

 /s/ Gregory S. Martin          Burbank, CA             August 14, 2009
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C. Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $399,033 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
No.  File Number  Name
---  -----------  ----------------------------------------------
1     28-12228    Shamrock Activist Value Fund GP, L.L.C.
2     28-12224    Shamrock Partners Activist Value Fund, L.L.C.
3     28-12226    Shamrock Holdings of California, Inc.
4     28-12225    Shamrock Holdings, Inc.

                                   FORM 13F
                               INFORMATION TABLE

                        Shamrock Capital Advisors, Inc.

                          FORM 13F INFORMATION TABLE
                              AS OF DATE 06/30/09

Column 1                     Column 2 Column 3  Column 4      Column 5       Column 6  Column 7       Column 8
--------                     -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                  VOTING AUTHORITY
                                                                                                ---------------------
                             TITLE OF            VALUE    TOTAL    SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                CLASS    CUSIP    (x$1000)  SHARES   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------               -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ARRIS Group Inc............. COM      04269Q100  87,083  7,155,514 SH        DEFINED   1,2,3,4  7,155,514
Coinstar Inc................ COM      19259P300  67,418  2,525,011 SH        DEFINED   1,2,3,4  2,525,011
Collectors Universe Inc..... COM NEW  19421R200   2,155    441,659 SH        DEFINED   1,2,3,4    441,659

iPass Inc................... COM      46261V108   8,906  5,566,126 SH        DEFINED   1,2,3,4  5,566,126
Jackson Hewitt Tax Svcs Inc. COM      468202106  14,988  2,394,312 SH        DEFINED   1,2,3,4  2,394,312
Magellan Health Svcs Inc.... COM NEW  559079207  55,652  1,695,686 SH        DEFINED   1,2,3,4  1,695,686

Mobile Mini, Inc............ COM      60740F105  16,005  1,091,029 SH        DEFINED   1,2,3,4  1,091,029
Texas Inds Inc.............. COM      882491103  77,028  2,456,244 SH        DEFINED   1,2,3,4  2,456,244

Websense Inc................ COM      947684106  69,797  3,912,411 SH        DEFINED   1,2,3,4  3,912,411